Shareholder Report, Average Annual Return (Details)		1 Months Ended	2 Months Ended	12 Months Ended	36 Months Ended	44 Months Ended	48 Months Ended	59 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000220758
Average Annual Return [Line Items]
Average Annual Return, Percent				39.34%	24.89%
Without Sales Load [Member] | C000220752
Average Annual Return [Line Items]
Average Annual Return, Percent				3.55%		22.37%
Without Sales Load [Member] | C000236584
Average Annual Return [Line Items]
Average Annual Return, Percent				19.78%			7.24%
Without Sales Load [Member] | C000220751
Average Annual Return [Line Items]
Average Annual Return, Percent				18.13%				7.37%
Without Sales Load [Member] | C000264100
Average Annual Return [Line Items]
Average Annual Return, Percent			1.24%
Without Sales Load [Member] | C000220756
Average Annual Return [Line Items]
Average Annual Return, Percent				22.30%					7.57%
Without Sales Load [Member] | C000269470
Average Annual Return [Line Items]
Average Annual Return, Percent	0.00%
Without Sales Load [Member] | C000265130
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.23%)
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent				17.88%	23.24%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent				17.88%		17.65%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent				17.88%			11.53%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent				17.88%				13.72%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			1.83%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent				17.88%					14.56%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.00%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		0.05%
MSCI World Aerospace and Defense Index
Average Annual Return [Line Items]
Average Annual Return, Percent				47.31%	26.97%
S&P 500 Financials Index
Average Annual Return [Line Items]
Average Annual Return, Percent				15.02%		16.49%
MSCI USA Consumer Discretionary Index
Average Annual Return [Line Items]
Average Annual Return, Percent				5.86%			5.12%
MSCI USA Industrials Index
Average Annual Return [Line Items]
Average Annual Return, Percent				18.82%			11.84%
NASDAQ Composite Index
Average Annual Return [Line Items]
Average Annual Return, Percent				21.14%				11.73%
ICE BofA 1-10 Year BB Cash Pay High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent			1.34%
MSCI USA SRI Index
Average Annual Return [Line Items]
Average Annual Return, Percent				12.43%					12.92%
Russell 2500 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		0.23%